INCOME TAXES (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Enterprise tax	¥ 1,551	¥ 1,818
Inventories	14,149	19,433
Provision for doubtful accounts and loss on bad debts	1,733	1,543
Accrued expenses	16,619	14,062
Employee benefits	25,716	27,443
Depreciation and amortization	38,221	38,260
Securities	932	1,140
Net operating losses and tax credit carry forwards	32,151	33,205
Other	5,073	4,919
Total gross deferred tax assets	136,145	141,823
Valuation allowance	(33,005)	(39,496)	¥ (34,414)	¥ (25,192)
Net deferred tax assets	103,140	102,327
Deferred tax liabilities:
Depreciation and amortization	9,277	18,656
Securities	301,980	241,341
Prepaid benefit cost	3,723	2,063
Other	7,034	6,728
Total deferred tax liabilities	322,014	268,788
Net deferred tax liabilities	¥ (218,874)	¥ (166,461)